Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Financial Assets Measured on Recurring Basis
The following tables present the level within the fair value hierarchy at which the Company’s financial assets and liabilities are measured on a recurring basis as at December 31, 2019 and December 31, 2018:

	As at December 31, 2019
	Level 1	Level 2	Level 3	Total
	($ in millions)
Available for sale financial assets, at fair value
U.S. government	$1,413.1	$—	$—	$1,413.1
U.S. agency	—	39.6	—	39.6
Municipal	—	50.7	—	50.7
Corporate	—	1,959.8	—	1,959.8
Non-U.S. government-backed corporate	—	86.5	—	86.5
Non-U.S. government	199.8	129.0	—	328.8
Asset-backed	—	0.2	—	0.2
Non-agency commercial mortgage-backed	—	6.5	—	6.5
Agency mortgage-backed	—	1,073.0	—	1,073.0
Total fixed income securities available for sale, at fair value	1,612.9	3,345.3	—	4,958.2
Short-term investments available for sale, at fair value	108.1	9.5	—	117.6
Held for trading financial assets, at fair value
U.S. government	185.0	—	—	185.0
Municipal	—	3.2	—	3.2
Corporate	—	243.2	—	243.2
Non-U.S. government-backed corporate	—	—	—	—
Non-U.S. government	48.3	102.9	—	151.2
Asset-backed	—	492.4	—	492.4
Agency mortgage-backed	—	53.8	—	53.8
Total fixed income securities trading, at fair value	233.3	895.5	—	1,128.8
Short-term investments trading, at fair value	79.2	—	—	79.2
Privately-held investments trading, at fair value	—	—	279.7	279.7
Catastrophe bonds trading, at fair value	—	28.6	—	28.6
Other investments (1)	—	—	—	111.4

Other financial assets and liabilities, at fair value
Derivatives at fair value — foreign exchange contracts	—	12.9	—	12.9
Liabilities under derivative contracts — foreign exchange contracts	—	(8.9)	—	(8.9)
Derivatives at fair value — interest rate swaps	—	(78.3)	—	(78.3)
Loan notes issued by variable interest entities, at fair value (included within accrued expenses and other payables)	—	—	—	—
Total	$2,033.5	$4,204.6	$279.7	$6,629.2
______________

(1)
Other investments represents our investment in a real estate fund and is measured at fair value using the net asset value per share practical expedient. As a result this has not been classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the real estate fund is subject to restrictions as detailed in Note 20(a), “Commitments and Contingencies.”

	At December 31, 2018
	Level 1	Level 2	Level 3	Total
	($ in millions)
Available for sale financial assets, at fair value
U.S. government	$1,404.2	$—	$—	$1,404.2
U.S. agency	—	47.4	—	47.4
Municipal	—	47.2	—	47.2
Corporate	—	2,206.2	—	2,206.2
Non-U.S. government-backed corporate	—	93.2	—	93.2
Non-U.S. government	268.0	134.6	—	402.6
Asset-backed	—	17.3	—	17.3
Agency mortgage-backed	—	1,012.6	—	1,012.6
Total fixed income securities available for sale, at fair value	1,672.2	3,558.5	—	5,230.7
Short-term investments available for sale, at fair value	93.7	11.9	—	105.6
Held for trading financial assets, at fair value
U.S. government	147.7	—	—	147.7
Municipal	—	2.7	—	2.7
Corporate	—	720.2	—	720.2
Non-U.S. government-backed corporate	—	—	—	—
Non-U.S. government	68.2	197.2	—	265.4
Asset-backed	—	2.4	—	2.4
Agency mortgage-backed	—	49.4	—	49.4
Total fixed income securities trading, at fair value	215.9	971.9	—	1,187.8
Short-term investments trading, at fair value	4.5	5.0	—	9.5
Catastrophe bonds trading, at fair value	—	36.2	—	36.2
Other investments (1)	—	—	—	102.5

Other financial assets and liabilities, at fair value
Derivatives at fair value — foreign exchange contracts	—	14.6	—	14.6
Liabilities under derivative contracts — foreign exchange contracts	—	(15.1)	—	(15.1)
Loan notes issued by variable interest entities, at fair value (included within accrued expenses and other payables)	—	—	(4.6)	(4.6)
Total	$1,986.3	$4,583.0	$(4.6)	$6,667.2

Fair Value, Measured on a Recurring Basis, Gain (Loss) Included in Earnings
The following table presents a reconciliation of the beginning and ending balances for all assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the twelve months ended December 31, 2019 and December 31, 2018:

Twelve Months Ended December 31, 2019	Balance at beginning of year	Purchases and issuances	Settlements and sales	Increase/(decrease) in fair value included net income	Balance at end of year	Change in unrealized investment gains (losses) relating to assets held at end of year
Assets
Privately-held investments — trading
Commercial mortgage loans	$—	$174.7	$(20.1)	$1.7	$156.4	$0.3
Middle market loans	—	115.5	(3.8)	0.1	111.7	—
Asset-backed securities	—	8.7	—	—	8.7	—
Equity securities	—	2.7	—	—	2.7	—
Total Level 3 assets	$—	$301.5	$(23.9)	$1.8	$279.5	$0.3

Liabilities
Loan notes issued by Silverton (1)	$4.6	$—	$(7.7)	$3.1	$—	$—
Total Level 3 liabilities	$4.6	$—	$(7.7)	$3.1	$—	$—

Twelve Months Ended December 31, 2018
Liabilities
Loan notes issued by Silverton (1)	$86.6	$—	$(86.4)	$4.4	$4.6	$—
Total Level 3 liabilities	$86.6	$—	$(86.4)	$4.4	$4.6	$—
____________________

(1)	The amount classified as other payables was $Nil and $4.6 million as at December 31, 2019 and December 31, 2018, respectively.

Fair Value Inputs, and Valuation Techniques
he observable and unobservable inputs used to determine the fair value of the Loan Notes as at December 31, 2018.

At December 31, 2018	Fair Value Level 3		Valuation Method	Observable (O) and Unobservable (U) inputs	Low	High
	($ in millions)				($ in millions)
Loan Notes	$4.6	(1)	Internal Valuation Model	Gross premiums written (O)	$50.1	$61.1
				Reserve for losses (U)	$4.2	$61.9
				Contract period (O)	N/A	365 days
				Initial value of issuance (O)	$325.0	$325.0
 ______________

(1)	The amount classified as other payables was $Nil and $4.6 million as at December 31, 2019 and December 31, 2018, respectively.
The following table summarizes the quantitative inputs and assumptions used for financial assets and liabilities categorized as Level 3 under the fair value hierarchy as at December 31, 2019:

At December 31, 2019	Fair Value Level 3	Valuation Techniques	Unobservable (U) inputs	Ranges		Weighted Average
	($ in millions)
Privately-held investments — Trading
Commercial mortgage loans	$125.7	Discounted cash flow	Discount rate	5.0%	6.3%	5.8%
Commercial mortgage loans	30.9	Transaction Value	n/a	n/a	n/a	n/a
Middle market loans	111.7	Discounted cash flow	Discount rate	6.8%	10.3%	7.9%
Asset-backed securities	8.7	Discounted cash flow	Discount rate	6.4%	6.4%	6.4%
Equity securities	$2.7	Transaction Value	n/a	n/a	n/a	n/a
	$279.7